Trade and Other Current Payables	12 Months Ended
Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade and Other Current Payables
22.	TRADE AND OTHER CURRENT PAYABLES

The detail of Trade and Other Current Payables as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Current			Non-Current
	12-31-2017	12-31-2016	01-01-2016	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade current payables
Energy suppliers	679,097	335,118	367,782	263,907	-	3,164
Fuel and gas suppliers	22,585	46,989	55,082	-	-	-
Subtotal trade current payables	701,682	382,107	422,864	263,907	-	3,164

Other current payables
Dividends payable to non-controlling interests	69,597	138,923	150,011	-	-	-
Payables to CAMMESA (1)	388,281	332,857	308,156	315,921	348,519	264,582
Payables for goods and services	1,049,507	746,118	628,970	34,109	17,357	25,615
Payables for assests acquisitions	29,659	86,562	21,672	16,872	9,849	-
Fines and complaints (2)	238,300	172,412	132,598	-	-	-
Research and development	28,646	20,725	18,120	106,341	34,430	25,263
Taxes payables other than income tax	437,163	299,236	121,208	17,393	76	3,730
VAT debit	86,180	62,817	61,502	64,376	69,311	55,572
Accounts payables to staff	190,947	154,064	97,875	14,385	3,979	3,616
Other payables	333,957	76,793	82,794	227,034	28,488	17,726
Subtotal other current payables	2,852,237	2,090,507	1,622,906	796,431	512,009	396,104

Total	3,553,919	2,472,614	2,045,770	1,060,338	512,009	399,268

See Note 20.4 for the description of the liquidity risk management policy.

(1) As of December 31, 2017, the balance includes ThUS$320,238 from our subsidiary Edesur related to the payables for energy purchases from CAMMESA (ThUS$295,503 and ThUS$200,829 as of December 31, 2016 and January 1, 2016, respectively). In addition, it included a total amount of ThUS$ 383,964 (ThUS$ 385,843 and ThUS$367,684 as of December 31, 2016 and January 1, 2016 respectively) related to the loan agreements signed with CAMMESA for (i) financing the functional operational needs of the power generating plant of our subsidiary Enel Generación Costanera, (ii) financing the maintenance needs of the turbosteam generators in our subsidiary Dock Sud, and (ii) financing the Extraordinary Investment Plan our subsidiary Edesur.

(2) Corresponds mainly to fines and complaints that our Argentine subsidiary Edesur S.A. has received during the current and prior years from the regulatory agency due to business service quality, technical product quality, and public safety. These fines have not been paid, as some were suspended under the Agreement Act signed in 2007 with the Argentine government, the amount of these fines and complaints is updated in line with the adjustments to the value added from distribution as part of tariff reviews. As of December 31, 2017 and 2016, as a result of application of ENRE Resolution No. 1/2016, the financial update of those fines and complaints resulted in an expense of ThUS$65,398 and ThUS$69,971, respectively (see Note 32)

The detail of trade payables, both up to date and past due as of December 31, 2017, 2016 and January 1, 2016 are presented in Appendix 7.